Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2015	Oct. 31, 2014	Jan. 31, 2012	Mar. 31, 2015
ADS [Member]
Subsequent Event [Line Items]
Stock repurchase program, authorized amount		$ 200	$ 50
Subsequent Event [Member] | ADS [Member]
Subsequent Event [Line Items]
Stock repurchase program, authorized amount				200
Subsequent Event [Member] | Coolpad Group Limited [Member]
Subsequent Event [Line Items]
Equity interest acquired in joint venture	45.00%
Cash consideration for acquisition	$ 409.05